Share-Based Compensation - Summary of Information Regarding Options Outstanding (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Number of Shares, Outstanding, Beginning Balance	2,734,688	2,319,208	2,037,032
Number of Shares, Granted	1,330,760	539,920	427,200
Number of Shares, Exercised	263,667	106,220	69,333
Number of Shares, Forfeited	26,019	3,763	50,129
Number of Shares, Canceled	4,669	14,457	25,562
Number of Shares, Outstanding, Ending Balance	3,771,093	2,734,688	2,319,208
Weighted Average Exercise Price, Outstanding, Beginning balance	$ 2.40	$ 0.78	$ 0.50
Number of Shares, Exercisable at September 30, 2013	3,146,996	2,237,280
Weighted Average Exercise Price, Granted	$ 17.68	$ 8.95	$ 2.15
Number of Shares, Vested at September 30, 2013	1,883,245
Weighted Average Exercise Price, Exercised	$ 0.30	$ 0.63	$ 0.88
Number of Shares, Vested and expected to vest at September 30, 2013	3,611,003
Weighted Average Exercise Price, Forfeited	$ 10.64	$ 2.20	$ 1.30
Weighted Average Exercise Price, Canceled	$ 0.99	$ 0.48	$ 0.53
Weighted Average Exercise Price, Outstanding, Ending balance	$ 7.89	$ 2.40	$ 0.78
Weighted Average Exercise Price, Exercisable at September 30, 2013	$ 7.21	$ 1.70
Weighted Average Exercise Price, Vested at September 30, 2013	$ 1.34
Weighted Average Exercise Price, Vested and expected to vest at September 30, 2013	$ 7.54
Weighted Average Remaining Contractual Life, Outstanding at end of period	7 years	6 years 1 month 28 days
Weighted Average Remaining Contractual Life, Exercisable at September 30, 2013	6 years 7 months 10 days
Weighted Average Remaining Contractual Life, Vested at September 30, 2013	4 years 8 months 27 days
Weighted Average Remaining Contractual Life, Vested and expected to vest at September 30, 2013	6 years 10 months 21 days
Aggregate Intrinsic Value, Outstanding at September 30, 2013	$ 28,412
Aggregate Intrinsic Value, Exercisable at September 30, 2013	25,571
Aggregate Intrinsic Value, Vested at September 30, 2013	24,225
Aggregate Intrinsic Value, Vested and expected to vest at September 30, 2013	$ 28,202